LVIP Delaware Social Awareness Fund
LVIP Delaware Social Awareness Fund<br/>(Standard and Service Class)<br/><br/>Summary
Investment Objective
The investment objective of the LVIP Delaware Social Awareness Fund (the “Fund”) is to maximize long-term capital appreciation (as measured by the change in the value of Fund shares over a period of three years or longer).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses<br/>(Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - LVIP Delaware Social Awareness Fund	Standard Class	Service Class
Management Fee	0.38%	0.38%
Distribution and/or Service (12b-1) fees	none	0.35%
Other Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses	0.46%	0.81%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example - LVIP Delaware Social Awareness Fund - USD ($)	1 year	3 years	5 years	10 years
Standard Class	47	148	258	579
Service Class	83	259	450	1,002

Expense Example, No Redemption - LVIP Delaware Social Awareness Fund - USD ($)	1 year	3 years	5 years	10 years
Standard Class	47	148	258	579
Service Class	83	259	450	1,002

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies
Lincoln Investment Advisors Corporation (“Adviser”) serves as the investment adviser to the Fund. The Adviser has selected Delaware Investments Fund Advisers (“DIFA”) to serve as the Fund’s sub-adviser. The sub-adviser is responsible for the day-to-day management of the Fund’s assets.

The Fund pursues its objective by investing in a diversified portfolio of stocks primarily of large-sized U.S. companies with market capitalizations, at the time of purchase, similar to the market capitalization of companies in the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was $590 million to $889.3 billion as of March 15, 2019. The Fund will also place some emphasis on stocks of medium-sized companies.

The Fund’s management style focuses on seeking growth companies at a reasonable price by blending:
  a growth oriented management style, which seeks companies with earnings and/or revenue that are growing equal to or faster than the industry average; and
  a value oriented management style, which seeks companies within an industry with current stock prices that do not reflect the stocks’ true worth; and are believed to be undervalued in the market relative to the companies’ industry peers.
The Sub-Adviser has access to research and proprietary technical models and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The companies sought typically have a long history of profit growth and/or dividend payment, and a reputation for quality management, products and service.

The Fund seeks to invest in companies that demonstrate positive environmental, social and governance standards by investing in companies that meet the Fund's social standards. The Fund seeks to avoid investing in companies that primarily engage in:
  activities that result, or are likely to result, in damage to the natural environment;
  production of nuclear power, design or construction of nuclear power plants, or manufacture of equipment for the production of nuclear power;
  manufacture of, or contracting for, military weapons or civilian firearms;
  alcohol, tobacco or gambling businesses;
  the use of animals for testing when developing new cosmetics and personal care products;
  egregious human rights violations, including labor controversies, or that have been involved in multiple human rights controversies related to their operations in the U.S. or abroad; and/or poor corporate governance or engage in harmful or unethical business practices.
The Fund and its Sub-Adviser determine which stocks meet the Fund’s social standards through a combination of qualitative and quantitative research, as well as third party research and data. The Fund may modify its social standards at any time, without prior shareholder approval or notice.

At times, the Fund may hold stocks that do not meet the Fund’s social standards, because either the stocks ceased meeting the social standards after the Fund bought them or the Fund bought the stocks without realizing that they did not meet the social standards. The Fund will seek to sell these stocks in an orderly manner to minimize any adverse effect on the value of the Fund’s investments. Ordinarily, the Fund will sell the stocks within 90 days of determining that the stocks do not meet the social standards. However, the Fund will sell the stocks within a longer period if the adviser believes that it would avoid a significant loss to the overall value of the Fund’s investments.
Principal Risks
All mutual funds carry risk.  Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
  Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
  Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.
  Social Standards Screen Risk. A social standards strategy generally prohibits investment in certain types of companies, industries and segments of the U.S. economy. Thus, the strategy may (i) miss opportunities to invest in companies, industries or segments of the U.S. economy that are providing superior performance relative to the market as a whole and (ii) become invested in companies, industries and segments of the U.S. economy that are providing inferior performance relative to the market as a whole.
  Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the third quarter of 2009 at: 17.05%.

The Fund’s lowest return for a quarter occurred in the third quarter of 2011 at: (16.70%).
Average Annual Total Returns<br/>For periods ended 12/31/18
Average Annual Total Returns - LVIP Delaware Social Awareness Fund	1 year	5 years	10 years
Standard Class	(4.56%)	6.96%	12.32%
Service Class	(4.89%)	6.59%	11.93%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	(4.78%)	8.21%	13.28%